Segment information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	S/ 1,262,251	S/ 1,219,560	S/ 1,236,664
Gross profit margin	466,045	486,604	500,134
Other operating income, net	(8,697)	(4,357)	2,444
Administrative expenses	(172,141)	(195,617)	(193,376)
Selling and distribution expenses	(43,434)	(40,488)	(36,394)
Impairment on brine project		(47,582)
Finance costs	(87,338)	(73,759)	(75,397)
Finance income	4,970	5,842	3,240
Net loss on settlement of derivative financial instruments	(34,887)
(Loss) gain from exchange difference, net	(8,377)	(2,226)	(2,541)
Profit before income tax	116,141	128,417	198,110
Income tax expense	(40,995)	(47,032)	(78,627)
Net income from continuing operations	75,146	81,385	119,483
Net loss of discontinued operations		(754)	(6,589)
Profit for the year	75,146	80,631	112,894
Cement, Concrete and Precast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	1,134,123	1,070,569	1,099,921
Gross profit margin	458,905	470,840	484,166
Other operating income, net	(8,191)	(4,127)	1,907
Administrative expenses	(166,127)	(174,087)	(173,200)
Selling and distribution expenses	(42,332)	(38,144)	(34,565)
Impairment on brine project
Finance costs	(87,327)	(73,759)	(75,397)
Finance income	4,945	5,779	3,194
Net loss on settlement of derivative financial instruments	(34,887)
(Loss) gain from exchange difference, net	(8,227)	(2,012)	(2,238)
Profit before income tax	116,759	184,490	203,867
Income tax expense	(41,214)	(67,568)	(80,912)
Net income from continuing operations	75,545	116,922	122,955
Net loss of discontinued operations
Profit for the year	75,545	116,922	122,955
Construction Supplies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	68,872	66,442	59,888
Gross profit margin	1,623	1,873	1,220
Other operating income, net	(322)	36	136
Administrative expenses	(553)	(1,499)	(1,051)
Selling and distribution expenses	(1,066)	(2,287)	(1,643)
Impairment on brine project
Finance costs	(11)
Finance income	25	48	24
Net loss on settlement of derivative financial instruments
(Loss) gain from exchange difference, net	(26)	(17)	(19)
Profit before income tax	(330)	(1,846)	(1,333)
Income tax expense	116	676	529
Net income from continuing operations	(214)	(1,170)	(804)
Net loss of discontinued operations
Profit for the year	(214)	(1,170)	(804)
Quicklime [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	57,564	80,707	75,090
Gross profit margin	5,251	13,671	14,216
Other operating income, net
Administrative expenses	(2,186)	(15,613)	(14,464)
Selling and distribution expenses
Impairment on brine project
Finance costs
Finance income
Net loss on settlement of derivative financial instruments
(Loss) gain from exchange difference, net	(111)	(183)	(118)
Profit before income tax	2,954	(2,125)	(366)
Income tax expense	(1,043)	778	145
Net income from continuing operations	1,911	(1,347)	(221)
Net loss of discontinued operations
Profit for the year	1,911	(1,347)	(221)
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	1,692	1,842	1,765
Gross profit margin	266	220	532
Other operating income, net	(184)	(266)	401
Administrative expenses	(3,275)	(4,418)	(4,661)
Selling and distribution expenses	(36)	(57)	(186)
Impairment on brine project		(47,582)
Finance costs
Finance income		15	22
Net loss on settlement of derivative financial instruments
(Loss) gain from exchange difference, net	(13)	(14)	(166)
Profit before income tax	(3,242)	(52,102)	(4,058)
Income tax expense	1,146	19,082	1,611
Net income from continuing operations	(2,096)	(33,020)	(2,447)
Net loss of discontinued operations		(754)	(6,589)
Profit for the year	S/ (2,096)	S/ (33,774)	S/ (9,036)